Related Party Transactions (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction
Amounts due from related parties	$ 1,836,209	$ 2,389,925
Hehui
Related Party Transaction
Amounts due from related parties		425,494
Investees of Affiliates of Juzhou
Related Party Transaction
Amounts due from related parties	390,402
Investees of Juzhou
Related Party Transaction
Amounts due from related parties	3,593	$ 1,964,431
Investees of Jupeng
Related Party Transaction
Amounts due from related parties	208,482
Investees of Yidezeng
Related Party Transaction
Amounts due from related parties	153,997
Investees of Yidezhen
Related Party Transaction
Amounts due from related parties	909,055
Investees of Yidexin
Related Party Transaction
Amounts due from related parties	65,962
Investees of Yidezhao
Related Party Transaction
Amounts due from related parties	$ 104,718